Management Plans Capital Resources (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020
Net loss		$ (269,806)	$ (108,848)	$ (838,536)	$ (187,735)	$ 675,996	$ 47,977
Operating income		(331,004)	(3,275)	(792,166)	29,159	1,291	329,137
Total stockholders' deficiency		(3,671,887)	$ 3,988,824	(3,671,887)	$ 3,988,824	(3,105,770)	(3,907,310)	$ (4,000,094)	$ (3,491,277)	$ (3,229,749)	$ (3,967,217)	$ (3,911,242)
Working capital deficit		(2,500,000)		(2,500,000)		(2,100,000)
Lines of credit related parties	$ 175,000
Borrow amount	$ 140,000							$ 20,000
Unrelated third party [Member]
Net proceeds		403,200
Vice President [Member]
Promissory note		150,000		150,000
Three Related Parties [Member]
Demand notes		12,000		$ 12,000
During 2019 [Member]
Note payable						$ 50,000	$ 200,000
Financial agreement under plan		250,000
During 2017 [Member]
Financial agreement under plan		$ 15,000